Cover	Aug. 10, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2023
Entity File Number	001-40719
Entity Registrant Name	CONYERS PARK III ACQUISITION CORP.
Entity Central Index Key	0001841137
Entity Tax Identification Number	86-1451191
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	999 Vanderbilt Beach Road
Entity Address, Address Line Two	Suite 601
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34108
City Area Code	(212)
Local Phone Number	429-2211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Units, each consisting of one share of Series A Common Stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Series A Common Stock and one-third of one redeemable warrant
Trading Symbol	CPAAU
Security Exchange Name	NASDAQ
Series A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Series A Common Stock, par value $0.0001 per share
Trading Symbol	CPAA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Series A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Series A Common Stock at an exercise price of $11.50 per share
Trading Symbol	CPAAW
Security Exchange Name	NASDAQ